Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 413,310	$ 393,444	$ 361,813
Other comprehensive income (loss)- before reclassifications	(1,069)	(218)	9,784
Amount reclassified from accumulated other comprehensive loss	(401)	(54)	(490)
Other comprehensive (loss) income, net of tax	(1,470)	(272)	9,294
Balance	432,686	413,310	393,444
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(4,781)	(4,509)	(13,803)
Other comprehensive (loss) income, net of tax	(1,470)	(272)	9,294
Balance	(6,251)	(4,781)	(4,509)
Net Unrealized Holding Gain (Losses) on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(4,492)	(3,693)	(18,078)
Other comprehensive income (loss)- before reclassifications	(1,869)	(648)	14,815
Amount reclassified from accumulated other comprehensive loss	(401)	(151)	(430)
Other comprehensive (loss) income, net of tax	(2,270)	(799)	14,385
Balance	(6,762)	(4,492)	(3,693)
Net Change in Overfunded Position [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(758)	(1,188)	3,843
Other comprehensive income (loss)- before reclassifications	800	430	(5,031)
Amount reclassified from accumulated other comprehensive loss	0	0	0
Other comprehensive (loss) income, net of tax	800	430	(5,031)
Balance	42	(758)	(1,188)
Net Change in Net Actuarial Loss (Gain) and Prior Service Cost on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	469	372	432
Other comprehensive income (loss)- before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive loss	0	97	(60)
Other comprehensive (loss) income, net of tax	0	97	(60)
Balance	$ 469	$ 469	$ 372